Related Party Transactions, Administrative Support Agreement (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Administrative support fees	$ 1,687,227	$ 494,328	$ 5,219,930	$ 1,784,832
Due to Sponsor	270,000		240,000	120,000
Related Party [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Monthly related party fee	10,000		10,000
Administrative support fees	30,000	$ 30,000	120,000	120,000
Due to Sponsor	$ 270,000		$ 240,000	$ 120,000